                                                                SCHWABFUNDS (R)
                                                                         SCHWAB
                                                                     CALIFORNIA
                                                                       TAX-FREE
                                                                     BOND FUNDS



SEMI-ANNUAL REPORT
FEBRUARY 28, 1997

               Dear Shareholder,

[Photo of      With the support of investors like you, the SchwabFunds
Charles        Family(R) continues to be among the largest and
R. Schwab]     fastest-growing mutual fund complexes in the nation.
               Charles Schwab Investment Management, Inc. (CSIM) manages over $46 billion in assets for more than 2.5 million shareholders. Today CSIM offers investors 30 funds spanning a spectrum of financial markets and investing styles. You'll find in-depth information on the performance of your SchwabFunds(R) investment in the following pages.

LONG-TERM INVESTMENT STRATEGIES

SchwabFunds' expanding family of quality mutual funds offers investors time-tested strategies for long-term investing -- Asset Allocation, Indexing, Tax-Efficiency, Quantitative Models and Fund-of-Funds. Each strategy was developed to fit specific financial objectives. The SchwabFunds Family was developed to provide you with smart, cost-efficient solutions and an easy, convenient way to put your money to work. And we'll continue to explore new strategies to help meet your financial goals.

EXPANDING CHANNELS OF COMMUNICATION

If you're among the millions of people exploring the Internet, I encourage you to visit our Web site at www.schwab.com/funds. There you'll find a wealth of online information about SchwabFunds as well as a wide range of investments and resources available from Schwab. You can access the latest mutual fund performance data, request a free fund prospectus, trade funds and more -- all from the comfort of your home or office, 24 hours a day. It's just one more way we're harnessing the latest technology to make investing easier and more convenient.

Thank you for placing your trust in SchwabFunds. In the year ahead, we'll continue working to provide you with an expanding range of investment opportunities to meet your growing needs.

                                 /s/ Charles R. Schwab
                                 Charles R. Schwab

                                              KEEP YOUR
                                              MONEY WORKING
                                              HARDER!
                                              ----------------------------------

                                              USE THIS ENVELOPE TO EASILY ADD TO
                                              YOUR SCHWAB BOND FUND.


CHARLES SCHWAB

WE'VE MADE IT EASIER FOR YOU! TAKE ADVANTAGE OF THIS OPPORTUNITY TO ADD TO YOUR SCHWAB BOND FUND INVESTMENT.

Now, you can add to your account by using this convenient Schwab investment coupon. It's a simple, easy way to increase your investment. You can also have money transferred to your bond fund directly from your bank account or payroll check using Schwab's free Automatic Investment Plan (AIP)(1). If you'd like more information on AIP, just check the appropriate box on the coupon. We'll send you everything you need to get started.

SO DON'T DELAY. USE THIS CONVENIENT INVESTMENT
ENVELOPE AND SEND YOUR CHECK TODAY!

(1) The Automatic Investment Plan does not ensure profit or protect against loss in declining markets.

--------------------------------------------------------------------------------
                               PLEASE DETACH HERE.

SCHWAB BOND FUND
INVESTMENT COUPON
------------------

Please enclose your check and this completed investment coupon in the attached postage-paid envelope.

                                                       [ ][ ][ ][ ]-[ ][ ][ ][ ]
--------------------------------------                   SCHWAB ACCOUNT NUMBER
Name

$
--------------------------------------
Amount of Investment*

--------------------------------------
Signature

[ ] Check here if you would like more investment coupons for future use.

[ ] Check here if you would like more information on Schwab's
    Automatic Investment Plan (AIP).

* THIS ENVELOPE MAY NOT BE USED FOR INITIAL INVESTMENTS. SUBSEQUENT INVESTMENT MINIMUM IS $100.

PLEASE INDICATE TO WHICH SCHWAB BOND FUND YOUR INVESTMENT SHOULD GO:

[ ] Schwab Long-Term Government Bond Fund

[ ] Schwab Short/Intermediate Government Bond Fund

[ ] Schwab California Long-Term Tax-Free Bond Fund

[ ] Schwab California Short/Intermediate Tax-Free Bond Fund

[ ] Schwab Long-Term Tax-Free Fund

[ ] Schwab Short/Intermediate Tax-Free Fund

IF NO FUND IS INDICATED, YOUR INVESTMENT WILL GO INTO THE SWEEP ACCOUNT YOU'VE DESIGNATED.

                                        ----------------------------------------
                                           (LIFT HERE FOR MORE INFORMATION)
                                        ----------------------------------------


(C) 1996 Charles Schwab & Co., Inc. All rights reserved. Member SIPC/NYSE. Printed on recycled paper. TF4269 (10/96) CRS 10552

CharlesSchwab


JUST FOLLOW THESE EASY STEPS TO INVEST IN YOUR SCHWAB BOND FUND:

1.  Fill out the Schwab investment coupon completely,    This envelope must
    including your name, account number, amount of       be preceded or
    your check and signature. Please use one coupon      accompanied by a
    for each account.                                    current Schwab Bond
                                                         Fund prospectus. The
2.  Make your check payable to CHARLES SCHWAB & CO.,     principal value and
    INC., and enclose your check with the completed      investment returns will
    coupon in this postage-paid envelope.                fluctuate so that an
                                                         investor's shares, when
3.  Then just drop your Schwab Bond Fund investment      redeemed, may be worth
    envelope in the mail today--and start putting your   more or less than their
    money to work! If you have any questions, don't      original cost.
    hesitate to call your local Schwab office or 1-800-2 NO LOAD.

Attn: Dept. AIP 333-4
                                                             --------------
                                                               NO POSTAGE
                                                              NECESSARY IF
                                                              MAILED IN THE
                                                              UNITED STATES
                                                             --------------

        -------------------------------------
                 BUSINESS REPLY MAIL
         FIRST-CLASS MAIL   PERMIT NO. 18125                   [BAR CODE]
                  SAN FRANCISCO, CA
        -------------------------------------
          POSTAGE WILL BE PAID BY ADDRESSEE


                CHARLES SCHWAB & CO., INC.
                PO BOX 7778
                SAN FRANCISCO CA 94120-9419

    Table of Contents

     PERFORMANCE ...................................................     2

     TAXABLE EQUIVALENT YIELD ......................................     6

     DIVIDEND PAYMENT ..............................................     7

     TOP TEN HOLDINGS ..............................................     8

     INVESTMENT QUALITY SUMMARY ....................................    10

     PORTFOLIO MANAGEMENT TEAM .....................................    11

     MARKET OVERVIEW ...............................................    12

     QUESTIONS TO THE PORTFOLIO MANAGEMENT TEAM ....................    20

     FINANCIAL STATEMENTS AND NOTES ................................    23



We are pleased to report to you on the performance of the Schwab California Short/Intermediate Tax-Free Bond Fund and the Schwab California Long-Term Tax-Free Bond Fund (the "Funds") for the six-month period ended February 28, 1997. During the period, both Funds continued to achieve their primary objectives by providing a relatively steady stream of monthly income, exempt from Federal and California personal income taxes and consistent with capital preservation. 1 Each Fund's individual performance is reviewed in detail in the following pages.



(1) Income from the Fund may be subject to the Alternative Minimum Tax (AMT).

PERFORMANCE

SCHWAB CALIFORNIA SHORT/INTERMEDIATE TAX-FREE BOND FUND

Yield and Total Return as of February 28, 1997
(Fund Inception 4/21/93)

                                                          Average Annual
     30-Day            6-Month          1-Year         Total Return
    SEC Yield       Total Return     Total Return     Since Inception
    -----------------------------------------------------------------
      4.08%             3.08%            4.21%             4.46%
    -----------------------------------------------------------------



As of 12/31/96, the 30-day SEC yield and 6-month, 1-year and since inception average annual total returns for the Fund were 4.07%, 3.02%, 3.90%, and 4.42%, respectively.

TOTAL RETURN ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. The Investment Manager and Schwab waived a portion of their fees during the period and have guaranteed that maximum total operating expenses will not exceed 0.49% through at least 12/31/97. Without fee waivers and guarantees, for the period ended 2/28/97, the Fund's 30-day SEC yield and six-month, one-year and since inception average annual total returns would have been 3.72%, 2.89%, 3.81% and 4.04%, respectively. For the period ended 12/31/96, the Fund's 30-day SEC yield and six-month, one-year and since inception average annual total returns, without fee waivers and guarantees, would have been 3.71%, 2.81%, 3.50% and 4.00%, respectively.

COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN THE SCHWAB CALIFORNIA SHORT\INTERMEDIATE TAX-FREE BOND FUND AND THE LEHMAN 3-YEAR MUNICIPAL BOND INDEX.

                          AVERAGE ANNUAL TOTAL RETURNS
                           THROUGH FEBRUARY 28, 1997

                          ONE YEAR      SINCE INCEPTION
                            4.21%            4.46%

         4/21/93   4/30/93  5/31/93   6/30/93  7/31/93    8/31/93   9/30/93  10/31/93
Index    $10,000    $9,994  $10,021   $10,085   $10,090   $10,185   $10,229   $10,251
Fund     $10,000    $9,990  $10,037   $10,136   $10,157   $10,257   $10,328   $10,328

        11/30/93  12/31/93  1/31/94   2/28/94   3/31/94   4/30/94   5/31/94   6/30/94
Index    $10,237   $10,345  $10,429   $10,332   $10,207   $10,267   $10,315   $10,318
Fund     $10,310   $10,444  $10,517   $10,372   $10,188   $10,239   $10,272   $10,253

         7/31/94   8/31/94  9/30/94  10/31/94  11/30/94  12/31/94   1/31/95   2/28/95
Index    $10,404   $10,441  $10,415   $10,390   $10,371   $10,416   $10,502   $10,613
Fund     $10,356   $10,390  $10,350   $10,280   $10,167   $10,227   $10,350   $10,503

         3/31/95   4/30/95   5/31/95  6/30/95   7/31/95   8/31/95   9/30/95  10/31/95
Index    $10,708   $10,744   $10,909  $10,935   $11,050   $11,137   $11,168   $11,222
Fund     $10,598   $10,614   $10,826  $10,809   $10,925   $11,030   $11,090   $11,174

        11/30/95   12/31/9  1/31/96   2/29/96   3/31/96   4/30/96   5/31/96   6/30/96
Index    $11,294   $11,341   $11,430  $11,432   $11,404   $11,418   $11,428   $11,497
Fund     $11,256   $11,296   $11,366  $11,358   $11,308   $11,325   $11,332   $11,393

         7/31/96   8/31/96  9/30/96  10/31/96  11/30/96  12/31/96   1/31/97   2/28/97
Index    $11,560   $11,577  $11,648   $11,730   $11,839   $11,845   $11,897   $11,955
Fund     $11,466   $11,483  $11,557   $11,634   $11,742   $11,737   $11,776   $11,837


PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The performance graph compares a hypothetical $10,000 investment in the Schwab California Short/Intermediate Tax-Free Bond Fund since inception with a hypothetical investment in the Lehman 3-Year Municipal Bond Index. The Index is unmanaged and assumes reinvestment of all dividends, and, unlike the Fund, does not reflect the payment of advisory fees and other expenses associated with an investment in the Fund. Investors cannot invest in an index directly. Fund total return assumes the reinvestment of all dividends and capital gain distributions, if any. The Investment Manager and Schwab waived a portion of their fees during the reporting period, and have guaranteed that maximum total operating expenses will not exceed 0.49% through at least 12/31/97. Without fee waivers and guarantees, the Fund's total return would have been lower.

SCHWAB CALIFORNIA LONG-TERM TAX-FREE BOND FUND

Yield and Total Return as of February 28, 1997
(Fund Inception 2/24/92)

                                                                  Average Annual
      30-Day         6-Month          1-Year         5-Year      Total Return
     SEC Yield    Total Return     Total Return   Total Return  Since Inception
     --------------------------------------------------------------------------
       5.26%          5.37%            5.59%          7.40%          7.58%
     --------------------------------------------------------------------------

As of 12/31/96, the 30-day SEC yield and 6-month, 1-year and since inception average annual total returns for the Fund were 5.27%, 5.41%, 4.33% and 7.61%, respectively. (As of 12/31/96, the Fund did not have a 5-year total return.)


TOTAL RETURN ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. The Investment Manager and Schwab waived a portion of their fees during the period and have guaranteed that maximum total operating expenses will not exceed 0.49% through at least 12/31/97. Without fee waivers and guarantees, for the periods ended 2/28/97, the Fund's 30-day SEC yield and six-month, one-year, five-year and since inception average annual total returns would have been 4.95%, 5.21%, 5.25%, 7.01% and 7.18%, respectively. For the period ended 12/31/96, the Fund's 30-day SEC yield and six-month, one-year and since inception average annual total returns, without fee waivers and guarantees, would have been 4.96%, 5.24%, 3.99% and 7.22%, respectively.

                COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL
             $10,000 INVESTMENT IN THE SCHWAB CALIFORNIA LONG-TERM
                       TAX-FREE BOND FUND AND THE LEHMAN
                          GENERAL MUNICIPAL BOND INDEX

                          AVERAGE ANNUAL TOTAL RETURNS
                           THROUGH FEBRUARY 28, 1997

                      ONE YEAR  FIVE YEAR  SINCE INCEPTION
                        5.59%     7.40%       7.58%


          2/24/92   3/31/92   4/30/92   5/31/92   6/30/92   7/31/92   8/31/92  9/30/92
Index     $10,000   $10,004   $10,093   $10,212   $10,383   $10,694   $10,590  $10,659
Fund      $10,000   $10,099   $10,217   $10,410   $10,633   $11,082   $10,786  $10,835

         10/31/92  11/30/92  12/31/92   1/31/93   2/28/93   3/31/93   4/30/93  5/31/93
Index     $10,554   $10,743   $10,853   $10,979   $11,376   $11,256   $11,370  $11,434
Fund      $10,474   $10,921   $11,110   $11,256   $11,775   $11,561   $11,674  $11,736

          6/30/93   7/31/93   8/31/93   9/30/93  10/31/93  11/30/93  12/31/94  1/31/94
Index     $11,624   $11,640   $11,882   $12,017   $12,041   $11,934   $12,186  $12,326
Fund      $11,969   $11,957   $12,235   $12,371   $12,412   $12,263   $12,541  $12,671

          2/28/94   3/31/94   4/30/94   5/31/94   6/30/94   7/31/94   8/31/94  9/30/94
Index     $12,006   $11,517   $11,615   $11,716   $11,644   $11,864   $11,905  $11,730
Fund      $12,304   $11,683   $11,768   $11,867   $11,747   $12,008   $12,026  $11,824

         10/31/94  11/30/94  12/31/94   1/31/95   2/28/95   3/31/95   4/30/95  5/31/95
Index     $11,521   $11,313   $11,562   $11,893   $12,238   $12,379   $12,394  $12,789
Fund      $11,508   $11,235   $11,420   $11,901   $12,295   $12,414   $12,407  $12,825

          6/30/95   7/31/95   8/31/95   9/30/95  10/31/95  11/30/95  12/31/95  1/31/96
Index     $12,677   $12,797   $12,960   $13,041   $13,230   $13,450   $13,579  $13,682
Fund      $12,613   $12,685   $12,866   $12,972   $13,228   $13,507   $13,690  $13,785


PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The performance graph compares a hypothetical $10,000 investment in the Schwab California Long-Term Tax-Free Bond Fund since inception with a hypothetical investment in the Lehman General Municipal Bond Index. The Index is unmanaged and assumes reinvestment of all dividends, and, unlike the Fund, does not reflect the payment of advisory fees and other expenses associated with an investment in the Fund. Investors cannot invest in an index directly. Fund total return assumes the reinvestment of all dividends and capital gain distributions, if any. The Investment Manager and Schwab waived a portion of their fees during the reporting period, and have guaranteed that maximum total operating expenses will not exceed 0.49% through at least 12/31/97. Without fee waivers and guarantees, the Fund's total return would have been lower.

TAXABLE EQUIVALENT YIELD

To evaluate the performance of a tax-free bond fund, you should pay special attention to the fund's taxable equivalent yield. While hypothetical in nature, this measure of performance offers you a convenient way to asses the additional yield which would be required of a taxable bond fund in order for the yield of that fund to be equivalent to a tax-exempt yield after you pay federal and California personal income taxes.


California
Tax-Free Yield          34%     35%      37%      42%      45%
-----------------------------------------------------------------
          3.50%         5.30%   5.38%    5.56%     6.03%    6.36%
          4.00%         6.06%   6.15%    6.35%     6.90%    7.27%
          4.50%         6.82%   6.92%    7.14%     7.76%    8.18%
          5.00%         7.58%   7.69%    7.94%     8.62%    9.09%
          5.50%         8.33%   8.46%    8.73%     9.48%   10.00%
          6.00%         9.09%   9.23%    9.52%    10.34%   10.91%

(1) If your 1996 combined federal and California personal income tax bracket is...
(2) And you have a tax-free investment yielding...
(3) Here is what you would have to earn from a taxable investment to match the tax-free yield.

          Chart is for illustrative purposes only and does not reflect the performance of the Schwab California Tax-Free Bond Funds.

ANNUAL DIVIDEND PAYMENT AS OF FISCAL YEAR-END
FROM EACH FUND'S INCEPTION DATE

SCHWAB CALIFORNIA SHORT/INTERMEDIATE TAX-FREE BOND FUND
=========================================================================

                                                              6-month
                   1993*     1994      1995       1996   Reporting Period
-------------------------------------------------------------------------
Income Dividends  $ 0.13    $ 0.37    $ 0.42     $ 0.43       $ 0.22
-------------------------------------------------------------------------
Capital Gains         --        --        --         --           --
-------------------------------------------------------------------------


*Commencement of operations April 21, 1993.




SCHWAB CALIFORNIA LONG-TERM TAX-FREE BOND FUND
===============================================================================

                                                                  6-month
                     1992*   1993     1994     1995     1996   Reporting Period
-------------------------------------------------------------------------------
Income Dividends  $ 0.51   $ 0.38   $ 0.56   $ 0.56   $ 0.57      $ 0.29
-------------------------------------------------------------------------------
Capital Gains         --       --     0.12       --       --          --
-------------------------------------------------------------------------------


* Commencement of operations February 24, 1992.


FUND INVESTMENTS

The investment portfolios of both California Tax-Free Bond Funds consist of a mix of investment-grade municipal bonds from a variety of California issuers. More detailed information on each Fund's investments, as of February 28, 1997, can be found in the Schedule of Investments section of this report, which follows the Question and Answer section. This information is not necessarily indicative of the Funds' future holdings.

SCHWAB CALIFORNIA SHORT/INTERMEDIATE TAX-FREE BOND FUND


TOP 10 HOLDINGS

BOND INVESTMENT                                           % OF TOTAL INVESTMENTS
   Los Angeles, California Unified School District
   5.70%, Aaa/AAA, Maturity 12/01/9                                6.43%

   Orange County, California Municipal Water Facilities
   4.60%, Aaa/AAA, Maturity 7/01/01                                5.81%

   Los Angeles, California Department of Water and Power
   Electric 4.50%, Aa3/A+, Maturity 8/15/01                        4.39%

   Port of Long Beach, California Harbor
   7.10%, Aa/AA, Maturity 05/15/97                                 4.06%

   California State Public Works Board (Various University
   of California Projects) 5.60%, Aaa/AAA, Maturity 12/01/01       4.05%

   California Statewide Community Development Authority
   (St. Joseph's Health Systems) 5.30%, Aa3/AA, Maturity 07/01/00  4.03%

   California State Public Works Board (California State
   University) 4.30%, A/A, Maturity 12/01/99                       3.85%

   Rancho, California Water District Financing Authority
   4.70%, Aa2/AA, Maturity 09/15/01                                3.85%

   California State Public Works Board (Department of Corrections
   State Prisons) 4.70%, Aaa/AAA, Maturity 12/01/00                3.64%

   Los Angeles, California Wastewater System
   6.60%, NR/A, Maturity 02/01/99                                  3.56%

SCHWAB CALIFORNIA LONG-TERM TAX-FREE BOND FUND

TOP 10 HOLDINGS

BOND INVESTMENT                                          % OF TOTAL INVESTMENTS
   San Diego, California Public Facilities Financing Authority
   5.25%, (Aaa/AAA), Maturity 5/15/22                               5.91%

   California Health Facilities Financing Authority (Children's
   Hospital) 5.38%, (Aaa/AAA), Maturity 7/1/16                      4.18%

   San Bernardino County, California Transportation Authority
   6.25%, Aaa/AAA, Maturity 03/01/10                                3.69%

   California Health Facilities Financing Authority (Marshall
   Hospital) 6.63%, NR/A+, Maturity 11/01/22                        3.49%

   San Diego, California Public Facilities Financing Authority
   5.00%, Aaa/AAA, Maturity 05/15/25                                3.04%

   Westminster, California Public Financing Authority
   7.00%, NR/A-, Maturity 06/01/19                                  2.97%

   Northern California Power Agency Multiple Capital Facilities
   6.50%, Aaa/AAA, Maturity 08/01/12                                2.95%

   Los Angeles, California Harbor Department
   6.50%, Aa/AA, Maturity 08/01/02                                  2.78%

   University of California Revenue Funding Bonds
   (Multi Purpose Projects) 5.13%, Aaa/AAA, Maturity 09/01/18       2.69%

   California Housing Finance Agency Home Mortgage
   7.20%, Aa2/AA, Maturity 08/01/14                                 2.64%

SCHWAB CALIFORNIA SHORT/INTERMEDIATE TAX-FREE BOND FUND

INVESTMENT QUALITY SUMMARY

     [Pie Chart]

A         15%

AA        26%

AAA       44%

BBB        2%

Other     13%





SCHWAB CALIFORNIA LONG-TERM TAX-FREE BOND FUND

INVESTMENT QUALITY SUMMARY

     [Pie Chart]


A         16%

AA        11%

AAA       62%

Other     11%


As of February 28, 1997, these portfolio summaries reflect the published ratings (for the investments in the portfolios) of Standard & Poor's Ratings Group and/or Moody's Investor Service, which are recognized rating services. Categories reflect the higher published ratings for securities rated differently by the two agencies, and percentages are dollar weighted.

*Includes short-term securities.

PORTFOLIO MANAGEMENT TEAM

STEPHEN B. WARD - Senior Vice President and Chief Investment Officer, has overall responsibility for the management of each Fund's portfolio. Steve joined CSIM as Vice President and Portfolio Manager in April 1991, and was promoted to his current position in August 1993. Prior to joining CSIM, Steve was Vice President and Portfolio Manager at Federated Investors.



JOANNE LARKIN - Vice President and Senior Portfolio Manager, has primary responsibility for the day-to-day management of each Fund's portfolio. Joanne joined CSIM as Portfolio Manager in February 1992. Prior to joining CSIM, Joanne was Portfolio Manager for the Shearson Lehman California Municipal Bond Fund and E.F. Hutton's Municipal Cash Reserve Management.



The following market overviews and answers to questions are provided by the Portfolio Management Team.

MARKET OVERVIEW

                              REAL GDP GROWTH RATE

                                    [GRAPH]

                 Real
                  GDP
                ------
Q1 1990           4.1%
Q2 1990           1.3%
Q3 1990          -1.9%
Q4 1990          -4.1%
Q1 1991          -2.2%
Q2 1991           1.7%
Q3 1991           1.0%
Q4 1991           1.0%
Q1 1992           4.7%
Q2 1992           2.5%
Q3 1992           3.0%
Q4 1992           4.3%
Q1 1993          -0.1%
Q2 1993           1.9%
Q3 1993           2.3%
Q4 1993           4.8%
Q1 1994           2.5%
Q2 1994           4.9%
Q3 1994           3.5%
Q4 1994           3.0%
Q1 1995           0.4%
Q2 1995           0.7%
Q3 1995           3.8%
Q4 1995           0.3%
Q1 1996           2.0%
Q2 1996           4.7%
Q3 1996           2.1%
Q4 1996           3.9%

Source: Bloomberg L.P.

- The economy continued to expand at a healthy rate during the reporting period. The GDP growth rate was 2.1% and 3.9% for the third and fourth quarters, and 3.2% for the full year (1996).

- The particularly strong second and fourth quarter 1996 growth rates of 4.7% and 3.9% respectively, resulted in sentiment focusing on the apparent strength of the economy and its potential impact on future inflation and Federal Reserve Board (Fed) policy.

- At the time of this writing, the economy appears to be on track for moderate growth, continuing the six year expansion which began in 1991.

                             U.S. UNEMPLOYMENT RATE

                                    [GRAPH]

             Unemployment
                Rate
             ------------
Jan-90          5.3%
Feb-90          5.3%
Mar-90          5.2%
Apr-90          5.4%
May-90          5.3%
Jun-90          5.1%
Jul-90          5.4%
Aug-90          5.6%
Sep-90          5.7%
Oct-90          5.8%
Nov-90          6.0%
Dec-90          6.2%
Jan-91          6.3%
Feb-91          6.5%
Mar-91          6.8%
Apr-91          6.6%
May-91          6.8%
Jun-91          6.8%
Jul-91          6.7%
Aug-91          6.8%
Sep-91          6.8%
Oct-91          6.9%
Nov-91          6.9%
Dec-91          7.1%
Jan-92          7.1%
Feb-92          7.3%
Mar-92          7.3%
Apr-92          7.3%
May-92          7.4%
Jun-92          7.7%
Jul-92          7.6%
Aug-92          7.6%
Sep-92          7.5%
Oct-92          7.4%
Nov-92          7.3%
Dec-92          7.3%
Jan-93          7.1%
Feb-93          7.0%
Mar-93          7.0%
Apr-93          7.0%
May-93          6.9%
Jun-93          6.9%
Jul-93          6.8%
Aug-93          6.7%
Sep-93          6.7%
Oct-93          6.7%
Nov-93          6.5%
Dec-93          6.4%
Jan-94          6.7%
Feb-94          6.6%
Mar-94          6.5%
Apr-94          6.4%
May-94          6.0%
Jun-94          6.0%
Jul-94          6.1%
Aug-94          6.1%
Sep-94          5.9%
Oct-94          5.6%
Nov-94          5.6%
Dec-94          5.4%
Jan-95          5.6%
Feb-95          5.4%
Mar-95          5.8%
Apr-95          5.7%
May-95          5.7%
Jun-95          5.6%
Jul-95          5.7%
Aug-95          5.3%
Sep-95          5.6%
Oct-95          5.5%
Nov-95          5.6%
Dec-95          5.6%
Jan-96          5.8%
Feb-96          5.5%
Mar-96          5.6%
Apr-96          5.4%
May-96          5.6%
Jun-96          5.3%
Jul-96          5.4%
Aug-96          5.1%
Sep-96          5.2%
Oct-96          5.2%
Nov-96          5.3%
Dec-96          5.3%
Jan-97          5.4%
Feb-97          5.3%

Source: Bloomberg L.P.

- Although trending up during the second half of the year, the unemployment rate during 1996 remained near its lows for the decade, leading many economists to question whether such low levels can continue without generating inflationary pressures on wages and, ultimately, prices.

                             MEASURES OF INFLATION

                                    [GRAPH]

                Monthly             Quarterly             Employment             Employment
             Consumer Price      Employment Cost         Cost Index -          Cost Index - 4        Employment Cost
              Index - YOY%        Index - YOY%            Quarterly            quarter rolling       Index % Change       Index
                 Change              Change              (annualized)             average                  (SA)          (1/90=0)
             --------------      ---------------         ------------           --------------       ---------------     --------
Jan-90           5.2%                 5.3%                    5.3%                  5.1%                   1.3%            1.065
Feb-90           5.3%                 5.3%                    5.3%                  5.1%                   1.3%            1.065
Mar-90           5.2%                 5.3%                    5.3%                  5.1%                   1.3%            1.065
Apr-90           4.7%                 5.4%                    5.3%                  5.3%                   1.3%            1.078
May-90           4.4%                 5.4%                    5.3%                  5.3%                   1.3%            1.078
Jun-90           4.7%                 5.4%                    5.3%                  5.3%                   1.3%            1.078
Jul-90           4.8%                 5.1%                    4.5%                  5.4%                   1.1%            1.090
Aug-90           5.6%                 5.1%                    4.5%                  5.4%                   1.1%            1.090
Sep-90           6.2%                 5.1%                    4.5%                  5.4%                   1.1%            1.090
Oct-90           6.3%                 4.8%                    4.1%                  5.1%                   1.0%            1.101
Nov-90           6.3%                 4.8%                    4.1%                  5.1%                   1.0%            1.101
Dec-90           6.1%                 4.8%                    4.1%                  5.1%                   1.0%            1.101
Jan-91           5.7%                 4.6%                    4.5%                  4.8%                   1.1%            1.113
Feb-91           5.3%                 4.6%                    4.5%                  4.8%                   1.1%            1.113
Mar-91           4.9%                 4.6%                    4.5%                  4.8%                   1.1%            1.113
Apr-91           4.9%                 4.5%                    4.9%                  4.6%                   1.2%            1.127
May-91           5.0%                 4.5%                    4.9%                  4.6%                   1.2%            1.127
Jun-91           4.7%                 4.5%                    4.9%                  4.6%                   1.2%            1.127
Jul-91           4.4%                 4.3%                    3.6%                  4.5%                   0.9%            1.137
Aug-91           3.8%                 4.3%                    3.6%                  4.5%                   0.9%            1.137
Sep-91           3.4%                 4.3%                    3.6%                  4.5%                   0.9%            1.137
Oct-91           2.9%                 4.2%                    3.6%                  4.3%                   0.9%            1.147
Nov-91           3.0%                 4.2%                    3.6%                  4.3%                   0.9%            1.147
Dec-91           3.1%                 4.2%                    3.6%                  4.3%                   0.9%            1.147
Jan-92           2.6%                 4.1%                    4.1%                  4.2%                   1.0%            1.159
Feb-92           2.8%                 4.1%                    4.1%                  4.2%                   1.0%            1.159
Mar-92           3.2%                 4.1%                    4.1%                  4.2%                   1.0%            1.159
Apr-92           3.2%                 3.5%                    2.8%                  4.1%                   0.7%            1.167
May-92           3.0%                 3.5%                    2.8%                  4.1%                   0.7%            1.167
Jun-92           3.1%                 3.5%                    2.8%                  4.1%                   0.7%            1.167
Jul-92           3.2%                 3.4%                    3.2%                  3.5%                   0.8%            1.176
Aug-92           3.1%                 3.4%                    3.2%                  3.5%                   0.8%            1.176
Sep-92           3.0%                 3.4%                    3.2%                  3.5%                   0.8%            1.176
Oct-92           3.2%                 3.5%                    4.1%                  3.4%                   1.0%            1.188
Nov-92           3.0%                 3.5%                    4.1%                  3.4%                   1.0%            1.188
Dec-92           2.9%                 3.5%                    4.1%                  3.4%                   1.0%            1.188
Jan-93           3.3%                 3.4%                    3.6%                  3.5%                   0.9%            1.198
Feb-93           3.2%                 3.4%                    3.6%                  3.5%                   0.9%            1.198
Mar-93           3.1%                 3.4%                    3.6%                  3.5%                   0.9%            1.198
Apr-93           3.2%                 3.6%                    3.6%                  3.4%                   0.9%            1.209
May-93           3.2%                 3.6%                    3.6%                  3.4%                   0.9%            1.209
Jun-93           3.0%                 3.6%                    3.6%                  3.4%                   0.9%            1.209
Jul-93           2.8%                 3.6%                    3.2%                  3.6%                   0.8%            1.219
Aug-93           2.8%                 3.6%                    3.2%                  3.6%                   0.8%            1.219
Sep-93           2.7%                 3.6%                    3.2%                  3.6%                   0.8%            1.219
Oct-93           2.8%                 3.4%                    3.2%                  3.6%                   0.8%            1.229
Nov-93           2.7%                 3.4%                    3.2%                  3.6%                   0.8%            1.229
Dec-93           2.7%                 3.4%                    3.2%                  3.6%                   0.8%            1.229
Jan-94           2.5%                 3.2%                    2.8%                  3.4%                   0.7%            1.237
Feb-94           2.5%                 3.2%                    2.8%                  3.4%                   0.7%            1.237
Mar-94           2.5%                 3.2%                    2.8%                  3.4%                   0.7%            1.237
Apr-94           2.4%                 3.1%                    3.2%                  3.2%                   0.8%            1.247
May-94           2.3%                 3.1%                    3.2%                  3.2%                   0.8%            1.247
Jun-94           2.5%                 3.1%                    3.2%                  3.2%                   0.8%            1.247
Jul-94           2.8%                 3.1%                    3.2%                  3.1%                   0.8%            1.257
Aug-94           2.9%                 3.1%                    3.2%                  3.1%                   0.8%            1.257
Sep-94           3.0%                 3.1%                    3.2%                  3.1%                   0.8%            1.257
Oct-94           2.6%                 3.0%                    2.8%                  3.1%                   0.7%            1.266
Nov-94           2.7%                 3.0%                    2.8%                  3.1%                   0.7%            1.266
Dec-94           2.7%                 3.0%                    2.8%                  3.1%                   0.7%            1.266
Jan-95           2.8%                 3.0%                    2.8%                  3.0%                   0.7%            1.275
Feb-95           2.9%                 3.0%                    2.8%                  3.0%                   0.7%            1.275
Mar-95           2.9%                 3.0%                    2.8%                  3.0%                   0.7%            1.275
Apr-95           3.1%                 3.0%                    3.2%                  3.0%                   0.8%            1.285
May-95           3.2%                 3.0%                    3.2%                  3.0%                   0.8%            1.285
Jun-95           3.0%                 3.0%                    3.2%                  3.0%                   0.8%            1.285
Jul-95           2.8%                 2.8%                    2.4%                  3.0%                   0.6%            1.293
Aug-95           2.6%                 2.8%                    2.4%                  3.0%                   0.6%            1.293
Sep-95           2.5%                 2.8%                    2.4%                  3.0%                   0.6%            1.293
Oct-95           2.8%                 2.8%                    2.8%                  2.8%                   0.7%            1.302
Nov-95           2.6%                 2.8%                    2.8%                  2.8%                   0.7%            1.302
Dec-95           2.5%                 2.8%                    2.8%                  2.8%                   0.7%            1.302
Jan-96           2.7%                 2.9%                    3.2%                  2.8%                   0.8%            1.312
Feb-96           2.7%                 2.9%                    3.2%                  2.8%                   0.8%            1.312
Mar-96           2.8%                 2.9%                    3.2%                  2.8%                   0.8%            1.312
Apr-96           2.9%                 2.9%                    3.2%                  2.9%                   0.8%            1.323
May-96           2.9%                 2.9%                    3.2%                  2.9%                   0.8%            1.323
Jun-96           2.8%                 2.9%                    3.2%                  2.9%                   0.8%            1.323
Jul-96           3.0%                 2.9%                    2.4%                  2.9%                   0.6%            1.331
Aug-96           2.9%                 2.9%                    2.4%                  2.9%                   0.6%            1.331
Sep-96           3.0%                 2.9%                    2.4%                  2.9%                   0.6%            1.331
Oct-96           3.0%                 3.0%                    3.2%                  2.9%                   0.8%            1.341
Nov-96           3.3%                 3.0%                    3.2%                  2.9%                   0.8%            1.341
Dec-96           3.3%                 3.0%                    3.2%                  2.9%                   0.8%            1.341
Jan-97           3.0%                 2.2%                    0.0%                  3.0%                                   1.341
Feb-97           3.0%                 2.2%                    0.0%                  3.0%                                   1.341
                                                                                                                           1.341

Source: Bloomberg L.P.

- Although trending slightly upward, both Employment Cost and CPI remained relatively stable during 1996, reflecting continued low levels of inflation.

- CPI rose 3.3% in 1996, the highest annual rate since 1990. However, the core rate (which excludes the more volatile food and energy components) rose just 2.6%, the lowest rate since 1965.

- The Fed has indicated its belief that the economy remains in the zone where inflation risks are on the upside and that it is poised to act preemptively by raising interest rates if necessary. The Fed did take action in March by increasing the Fed Funds Rate by 0.25%.

              TOTAL RETURN PERFORMANCE GROWTH OF A DOLLAR INVESTED

                                    [GRAPH]

                           Monthly Total Return
              -----------------------------------------------
                                                     Lehman
                                                       MF
                          Schwab        Schwab       General
                        Small Cap       Int'l        US Govt.
              S&P 500     Index         Index         Index
              -------   ---------   -------------    --------
Sep-96         5.62%      3.68%          2.94%         1.66%
Oct-96         2.76%     -1.71%         -0.34%         2.20%
Nov-96         7.56%      3.98%          4.64%         1.74%
Dec-96        -1.98%      1.86%          0.88%        -1.02%
Jan-97         6.24%      2.36%         -3.32%         0.11%
Feb-97         0.79%     -2.44%          1.67%         0.14%

                        Growth of a $ Investment
              -----------------------------------------------
                                                     Lehman
                                                       MF
                          Schwab        Schwab       General
                        Small Cap       Int'l        US Govt.
              S&P 500     Index         Index         Index
              -------   ---------   -------------    --------
              $1.000     $1.000         $1.000        $1.000
Sep-96        $1.056     $1.037         $1.029        $1.017
Oct-96        $1.085     $1.019         $1.026        $1.039
Nov-96        $1.167     $1.060         $1.074        $1.057
Dec-96        $1.144     $1.079         $1.064        $1.046
Jan-97        $1.216     $1.105         $1.029        $1.047
Feb-97        $1.225     $1.078         $1.046        $1.049


         TOTAL RETURN ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. The indices are representative returns of specific market sectors during the Fund's reporting period and do not reflect Fund performance. Indices are unmanaged and, unlike a fund, do not reflect the payment of advisory fees and other expenses associated with an investment in a fund. Investors cannot invest in an index directly.

- Large cap domestic stocks, as represented by the S&P 500, were clearly the strongest performing asset class, achieving a 22.5% return during the six-month reporting period.

- Although positive, domestic small cap stock (as represented by the Schwab Small-Cap Index) and international stock total returns (as represented by the Schwab International Index) both lagged the S&P 500 with six-month returns of 7.8% and 4.6%, respectively.

- The six-month total return for U.S. Government bonds (as represented by the Lehman Mutual Fund General U.S. Government Index) was 4.9%.

                          S&P 500 PRICE EARNINGS RATIO

                                    [GRAPH]


                                S&P 500
                                 Price
                               Earnings
                                 Ratio
                               --------
Jan-90                          14.37
Feb-90                          14.21
Mar-90                          14.77
Apr-90                          14.82
May-90                          15.84
Jun-90                          16.66
Jul-90                          16.65
Aug-90                          15.57
Sep-90                          14.90
Oct-90                          14.36
Nov-90                          14.59
Dec-90                          15.19
Jan-91                          14.95
Feb-91                          16.82
Mar-91                          17.48
Apr-91                          17.85
May-91                          17.92
Jun-91                          17.96
Jul-91                          18.07
Aug-91                          19.72
Sep-91                          19.88
Oct-91                          19.92
Nov-91                          21.02
Dec-91                          21.85
Jan-92                          23.35
Feb-92                          23.83
Mar-92                          25.45
Apr-92                          25.51
May-92                          25.71
Jun-92                          25.08
Jul-92                          25.61
Aug-92                          25.50
Sep-92                          24.37
Oct-92                          23.94
Nov-92                          24.08
Dec-92                          24.01
Jan-93                          24.20
Feb-93                          24.25
Mar-93                          24.22
Apr-93                          23.20
May-93                          23.21
Jun-93                          22.58
Jul-93                          22.52
Aug-93                          23.02
Sep-93                          23.74
Oct-93                          23.97
Nov-93                          22.55
Dec-93                          23.55
Jan-94                          22.98
Feb-94                          21.17
Mar-94                          20.34
Apr-94                          20.10
May-94                          20.16
Jun-94                          19.76
Jul-94                          18.64
Aug-94                          18.90
Sep-94                          18.26
Oct-94                          17.55
Nov-94                          16.58
Dec-94                          16.98
Jan-95                          16.23
Feb-95                          16.20
Mar-95                          16.50
Apr-95                          16.02
May-95                          16.43
Jun-95                          16.82
Jul-95                          16.55
Aug-95                          16.18
Sep-95                          16.86
Oct-95                          16.18
Nov-95                          17.14
Dec-95                          17.41
Jan-96                          18.11
Feb-96                          18.56
Mar-96                          18.94
Apr-96                          19.16
May-96                          19.48
Jun-96                          19.30
Jul-96                          18.31
Aug-96                          18.62
Sep-96                          19.75
Oct-96                          19.60
Nov-96                          21.05
Dec-96                          20.70
Jan-97                          20.55
Feb-97                          20.98


Source: Bloomberg L.P.

- The price earnings ratio for the S&P 500 was 21 at the close of the reporting period, well above its 30-year mean of 15, but below its 1992 and 1987 highs of 26 and 22, respectively.

- Based on other traditional measures such as the price-to-book value ratio or dividend yield, the U.S. stock market valuation, as measured by the S&P 500, reached historical highs during the reporting period.

                    30-YEAR AND 5-YEAR TREASURY BOND YIELDS

                                    [GRAPH]

                  Thirty
                   Year           Five Year
                 Treasury         Treasury
                   Bond             Bond
                  Yield            Yield
                 --------        ---------
  9/9/96          7.11%            6.70%
 9/13/96          6.95%            6.47%
 9/20/96          7.04%            6.62%
 9/27/96          6.91%            6.44%
 10/4/96          6.74%            6.21%
10/11/96          6.85%            6.28%
10/18/96          6.80%            6.25%
10/25/96          6.82%            6.26%
 11/1/96          6.68%            6.11%
 11/8/96          6.51%            6.03%
11/15/96          6.46%            5.96%
11/22/96          6.44%            5.93%
11/29/96          6.35%            5.83%
 12/6/96          6.51%            5.99%
12/13/96          6.57%            6.05%
12/20/96          6.61%            6.14%
12/27/96          6.56%            6.08%
  1/3/97          6.73%            6.27%
 1/10/97          6.85%            6.38%
 1/17/97          6.82%            6.31%
 1/24/97          6.89%            6.39%
 1/31/97          6.79%            6.25%
  2/7/97          6.70%            6.15%
 2/14/97          6.52%            6.06%
 2/21/97          6.64%            6.16%
 2/28/97          6.80%            6.39%


Source: Bloomberg L.P.

- Yields remained in a somewhat narrow range during the six-month reporting period. The first three months were characterized by weaker economic data. Lower interest rates prompted renewed refinancing activity and consumer spending, resulting in better employment growth which lead to higher rates during the second half of the period.

         30-YEAR AND 5-YEAR AAA GENERAL OBLIGATION MUNICIPAL BOND YIELDS

                                    [GRAPH]

              30 year         5 year
              AAA GO          AAA GO
               Muni            Muni
               Bond            Bond
              Yields          Yields
              ------          ------
  9/6/96       5.75%           4.58%
 9/13/96       5.64%           4.48%
 9/20/96       5.69%           4.54%
 9/27/96       5.60%           4.45%
 10/4/96       5.47%           4.40%
10/11/96       5.55%           4.48%
10/18/96       5.57%           4.49%
10/25/96       5.62%           4.48%
 11/1/96       5.55%           4.41%
 11/8/96       5.49%           4.35%
11/15/96       5.44%           4.30%
11/22/96       5.41%           4.25%
11/29/96       5.32%           4.18%
 12/6/96       5.40%           4.26%
12/13/96       5.42%           4.28%
12/20/96       5.42%           4.28%
12/27/96       5.38%           4.24%
  1/3/97       5.44%           4.30%
 1/10/97       5.55%           4.41%
 1/17/97       5.53%           4.43%
 1/24/97       5.54%           4.44%
 1/31/97       5.51%           4.41%
  2/7/97       5.45%           4.35%
 2/14/97       5.33%           4.23%
 2/21/97       5.39%           4.29%
 2/28/97       5.44%           4.34%

Source: Bloomberg L.P.

- Municipal bond yields experienced a pattern similar to Treasury bond yields and finished the reporting period approximately 0.25% lower than the start of the period.

                   RATIO OF MUNICIPAL TO TREASURY BOND YIELDS

                                    [GRAPH]

               30 Year         5 Year
               -------         ------
9/6/96          80.9%           68.4%
9/13/96         81.2%           69.2%
9/20/96         80.8%           68.6%
9/27/96         81.1%           69.2%
10/4/96         81.1%           70.9%
10/11/96        81.1%           71.4%
10/18/96        81.9%           71.8%
10/25/96        82.5%           71.6%
11/1/96         83.1%           72.2%
11/8/96         84.4%           72.2%
11/15/96        84.2%           72.2%
11/22/96        84.1%           71.7%
11/29/96        83.8%           71.7%
12/6/96         82.9%           71.1%
12/13/96        82.5%           70.7%
12/20/96        82.0%           69.7%
12/27/96        82.0%           69.7%
1/3/97          80.8%           68.6%
1/10/97         81.1%           69.1%
1/17/97         81.1%           70.3%
1/24/97         80.4%           69.5%
1/31/97         81.2%           70.6%
2/7/97          81.3%           70.8%
2/14/97         81.7%           69.8%
2/21/97         81.1%           69.6%
2/28/97         80.0%           68.0%


Source: Bloomberg L.P.

- An upward slope in these lines indicates that municipal yields are rising relative to Treasury yields and that municipal bond values are falling (or not rising as fast) relative to Treasury yields. A downward slope indicates the reverse. The reason for the yield differential of approximately 10% is that the holders of long-term tax-exempt bonds demand higher yields to compensate for the increased credit risk associated with holding any long-term bond not backed by the U.S. Government.

- Although impacted by seasonal supply and demand conditions, the relationship between Treasury and municipal bond yields remained fairly constant during the reporting period.

QUESTIONS TO THE PORTFOLIO MANAGEMENT TEAM

Q. SINCE THE STOCK MARKET HAS ACHIEVED RECORD HIGHS, IS IT TIME TO THINK ABOUT CHANGING MY ASSET ALLOCATION PLAN?

A. Whenever there has been a significant divergence in returns between asset classes, it is often a good time to review your portfolio asset allocation. For example, for the three year period ended 12/31/96, total returns on large-cap domestic stocks far exceeded domestic bond returns. The Schwab 1000 Fund(R) and the Schwab Long-Term Government Bond Fund experienced three year total returns of 75.4% and 20.2%, respectively. 1 As shown in the hypothetical example below, if an investor had a portfolio with an asset allocation of 60% stocks and 40% bonds (investing in just these two funds) at the beginning of the period, and reinvested all fund distributions, the asset allocation mix would have shifted to 69% stocks and 31% bonds by the end of the period -- a significant shift from the investor's intended strategy.

                          12/31/93 Portfolio  Three Year   12/31/96 Portfolio
                          ------------------               ------------------
                          Value   Allocation    Growth     Value  Allocation
                          --------------------------------------------------

 Schwab 1000 Fund        $ 6,000      60%       $4,524    $10,524      69%

 Schwab Long-Term
 Government Bond Fund    $ 4,000      40%       $  808    $ 4,808      31%

 Total Portfolio Value   $10,000     100%       $5,332    $15,332     100%

Rather than trying to time markets, we feel that investors should focus on their own risk profiles and income needs to determine the most appropriate level of bonds in their portfolios. In addition to providing income, bonds have performance characteristics which make them an attractive element of a well diversified investment portfolio. Since bond returns have historically not been well correlated with stock returns, combining bonds in a portfolio with stocks can be an effective tool to reduce total portfolio volatility. 2


1 Total return assumes reinvestment of all dividends and capital gain distributions, if any. Past performance is no guarantee of future results. Principal value and investment returns will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Investment Manager and Schwab waived a portion of both Funds' fees during the period. Without the waiver, each Fund's total return would have been lower.

2 Source: Symphony Asset Management. For the 20 year period ended 12/31/96, the correlation of large-cap stock returns and government bond returns has been 0.37.

Q. HOW WERE THE FUNDS MANAGED DURING THE REPORTING PERIOD? WERE ANY CHANGES MADE TO THE PORTFOLIO?

A. As shown in the Investment Quality Summary, the investment portfolio consisted primarily of high quality securities (primarily AAA and AA). We felt this was an appropriate strategy for the Funds since there was evidence of very little yield advantage associated with lower rated securities -- it simply did not appear that investors were being adequately compensated for the higher risk. In both Funds, we continue to execute a cautious strategy, carefully watching economic indicators and monitoring Federal Reserve Bank communications regarding its target level for short term interest rates.

Reflecting our cautious outlook for the market, the California
Short/Intermediate Tax-Free Bond Fund maintained an average weighted maturity throughout the reporting period in a narrow range from 3.1 to 3.7 years. The Fund's weighted average maturity at the end of the period was 3.62 years, up slightly from 3.53 years at the beginning of the period.

The California Long-Term Tax-Free Bond Fund maintained its weighted average maturity within a range from 17 to 20 years. In early December, we did extend the Fund from approximately 17.5 years to approximately 18.5 years, reflecting our assessment that municipal securities were competitively priced. At the close of the reporting period, it did not appear advisable to extend the Fund's maturity beyond this range because the yield curve had been very flat beyond 20 years, indicating that there may be very little yield advantage associated with the longer maturities. We saw no evidence that investors were being adequately rewarded for the additional risk. The Fund's weighted average maturity at the end of the period was 18.06 years, down slightly from 18.19 years at the beginning of the period.

Q. IS MY INVESTMENT GUARANTEED BY THE FEDERAL GOVERNMENT OR THE STATE OF CALIFORNIA?

A. No. As shown in the Schedule of Investments at the end of this report, each Fund invests primarily in bonds issued by state and local governments. There is no explicit or implicit guarantee of repayment by any of these agencies. A municipal bond fund can help minimize credit risk by diversifying among issuers, and maintaining adequate portfolio credit quality. As shown on page 10, at the close of the reporting period, 85% of the California Short/Intermediate Tax-Free Bond Fund's assets were in investments rated AAA, AA, or A and 89% of the California Long-Term Tax-Free Bond Fund's assets were invested in AAA, AA, or A rated securities.

Having said this, tax-free bond funds, like corporate or government bond funds, are subject to the same type of net asset value fluctuations resulting from interest rate changes. Rising interest rates will cause bond values to fall, and funds with longer maturities will experience the most significant declines. Although tax-free bond funds can reduce credit-related risk exposure by being well diversified and maintaining credit quality, shareholders have no guarantees protecting them from either credit or interest rate-related losses.

Q. WHAT IS YOUR VIEW OF THE ECONOMIC CLIMATE IN CALIFORNIA?

A. The general economic recovery in California is in its third year. The State regained all of the jobs lost in the last recession, and in 1996 the rate of job growth was its strongest since the late 1980's. These gains reduced the State's unemployment rate to less than two percentage points above the national average. Looking forward, it is anticipated that California may see continued moderate growth across all industry sectors with some, such as real estate, growing at a much slower pace than that of the pre-recession period. Greater economic diversification within the State may reduce the impact of a future national economic downturn should one develop.

The economic improvements of the last several years reduced the accumulated budget deficit to less than 1% of the total budget. The Governor's 1997 budget projects a year-end positive budget reserve. However, it appears that adjustments to the budget may be necessary to prevent current-law spending requirements from growing faster than revenues. Lawmakers will continue to address the challenge of balancing mandated spending requirements for education and public safety against the need for maintaining and upgrading public infrastructure. Therefore, the State's financial position may not change significantly over the next twelve months.

We believe that the California securities held by the Fund represent minimal credit risk and we will continue to monitor the State's economic situation closely. The State's current ratings are A1 from Moody's Investor Service and A+ from both Standard & Poor's Ratings Group and Fitch Investor Services, Inc., three well known rating agencies.

SCHWAB CALIFORNIA SHORT/INTERMEDIATE TAX-FREE BOND FUND
------------------------------------------------------------------------------
PORTFOLIO SUMMARY
(Unaudited)

                  ASSET GROWTH

    Total             Total          Percentage
 Net Assets        Net Assets        Growth Over
as of 2/28/97     as of 8/31/96       Reporting
   (000s)            (000s)            Period
-------------------------------------------------
   $52,617           $45,788            15%
-------------------------------------------------

       AVERAGE WEIGHTED MATURITY AT FEBRUARY 28, 1997

                           Value         % of          % of
Maturity Schedule         (000s)       Portfolio     Portfolio
--------------------------------------------------------------
                                                      (cum.)
   1 -  6 Months          $ 2,658          5.1%          5.1%
   7 - 36 Months           17,772         34.2          39.3
  37 - 60 Months           27,886         53.6          92.9
  Over 60 Months            3,670          7.1         100.0%
                         ---------     ---------
                          $51,986        100.0%
                         ========      ========

Average Weighted Maturity--3.62 Years

SCHWAB CALIFORNIA LONG-TERM TAX-FREE BOND FUND
------------------------------------------------------------------------------
PORTFOLIO SUMMARY
(Unaudited)

                  ASSET GROWTH

    Total             Total          Percentage
 Net Assets        Net Assets        Growth Over
as of 2/28/97     as of 8/31/96       Reporting
   (000s)            (000s)            Period
-------------------------------------------------
  $113,558         $101,616           12%
-------------------------------------------------

       AVERAGE WEIGHTED MATURITY AT FEBRUARY 28, 1997

                           Value         % of          % of
Maturity Schedule         (000s)       Portfolio     Portfolio
--------------------------------------------------------------
                                                      (cum.)
    0 -  1 Year           $  3,959         3.3%          3.3%
    2 - 10 Years             6,089         5.0           8.3
   11 - 20 Years            60,820        50.4          58.7
   21 - 30 Years            48,875        40.5          99.2
   Over 30 Years               905         0.8         100.0%
                          --------       -----
                          $120,648       100.0%
                          ========       =====

Average Weighted Maturity--18.06 Years

SCHWAB CALIFORNIA SHORT/INTERMEDIATE TAX-FREE BOND FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
February 28, 1997 (Unaudited)

                                                               Par        Value
                                                              ------     -------
MUNICIPAL BONDS--95.1%(a)
California Education Authority Revenue Refunding
  Bonds (Stanford University) Series M
  (Aaa AAA)(d)
  5.25%, 12/01/01                                             $1,600      $1,672
California Housing Finance Agency Home Mortgage
  Revenue Bonds Series G (Aa2 AA-)
  5.65%, 02/01/98                                                500         505
  5.65%, 08/01/98                                                585         593
  5.85%, 08/01/99                                                320         328
  6.00%, 08/01/00                                                410         423
California State Public Works Board Lease Revenue
  Refunding Bonds (California Community College
  Projects) Series 1993A (A A)
  4.70%, 12/01/99                                              1,000       1,010
California State Public Works Board Lease Revenue
  Refunding Bonds (California State University)
  Series 1993A (A A)
  4.30%, 12/01/99                                              2,000       2,000
California State Public Works Board Lease Revenue
  Refunding Bonds (Department of Corrections State
  Prisons) Series A/(AMBAC Insurance) (Aaa AAA)
  4.70%, 12/01/00                                              1,865       1,893
California State Public Works Board Lease Revenue
  Refunding Bonds (Department of Corrections-State
  Prison-Susanville) Series D (A A)
  4.40%, 06/01/00                                              1,000       1,000
California State Public Works Board Lease Revenue
  Refunding Bonds (Various University of
  California Projects) Series A/(AMBAC Insurance)
  (Aaa AAA)
  5.60%, 12/01/01                                              2,000       2,105
California State Public Works Board Lease Revenue
  Refunding Bonds (Various University of
  California Projects) Series A1 (A1 A)
  4.70%, 06/01/00                                              1,020       1,030
California Statewide Community Development
  Authority Hospital Revenue Bonds Certificates of
  Participation (St. Joseph Health Systems)
  (Aa3 AA)
  5.30%, 07/01/00                                              2,035       2,096
California Statewide Community Development
  Authority Hospital Revenue Refunding Bonds
  Certificates of Participation (Cedar-Sinai
  Medical Center) (A1 -)
  4.40%, 11/01/00                                              1,235       1,224
Contra Costa County, California Transportation
  Authority Sales Tax Revenue Bonds Series A/(FGIC
  Insurance) (Aaa AAA)
  4.80%, 03/01/01                                              1,000       1,019
Foothill, California Transit Zone Certificates of
  Participation Refunding Bonds Referendum
  Series A (Baa1 -)
  4.50%, 05/01/97                                              1,000       1,001

SCHWAB CALIFORNIA SHORT/INTERMEDIATE TAX-FREE BOND FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
February 28, 1997 (Unaudited)

                                                               Par        Value
                                                              ------     -------
Garden Grove, California Tax Allocation Refunding
  Bonds (Community Development Projects) (- BBB+)
  4.70%, 10/01/98                                             $1,060      $1,065
Los Angeles County, California Flood Control
  District Revenue Bonds (Aa1 AA-)
  4.30%, 03/01/00                                              1,090       1,095
Los Angeles, California Convention & Exhibition
  Center Authority Certificates of Participation
  Series A/(Escrowed to Maturity with Government
  Securities) (Aaa AAA)
  7.38%, 08/15/99                                              1,000       1,093
Los Angeles, California Department of Water &
  Power Electric Plant Revenue Refunding Bonds
  (Aa A+)
  4.50%, 08/15/01                                              2,270       2,281
Los Angeles, California State Building Authority
  Revenue Refunding Bonds (California Department
  of General Services) Series A (A A)
  4.50%, 05/01/98                                                400         402
  4.70%, 05/01/99                                                450         451
Los Angeles, California Unified School District
  Certificates of Participation (Multiple
  Properties) Series 1994B/(AMBAC Insurance)
  (Aaa AAA)
  5.70%, 12/01/99                                              3,215       3,343
Los Angeles, California Wastewater System Revenue
  Bonds Series A (- A)
  6.60%, 02/01/99                                              1,775       1,853
Morgan Hill, California Unified School District
  Certificates of Participation (A1 -)
  4.80%, 08/01/99                                                510         512
Northern California Power Agency Revenue Bonds
  (Geothermal Project No. 3) Series B/(AMBAC
  Insurance) (Aaa AAA)
  5.00%, 07/01/99                                              1,360       1,391
Orange County, California Municipal Water
  Facilities Certificates of Participation
  (Allen-McColloch Pipeline)/(MBIA Insurance)
  (Aaa AAA)
  4.60%, 07/01/01                                              3,000       3,019
Port of Long Beach, California Harbor Revenue
  Bonds (Aa AA-)
  7.10%, 05/15/99                                              2,000       2,113
Rancho, California Water District Financing
  Authority Revenue Bonds/(Toronto-Dominion Bank
  LOC) (- A1+)
  4.70%, 09/15/01                                              2,000       2,000
Rim World, California Unified School District
  Certificates of Participation (Measure V Capital
  Improvement Projects)/(AMBAC Insurance)
  (Aaa AAA)
  5.90%, 09/01/01                                              1,490       1,587

------------------------------------------------------------------------------

                                                               Par        Value
                                                              ------     -------
Riverside County, California Public Financing
  Authority Special Tax Revenue Bonds Series
  A/(MBIA Insurance) (Aaa AAA)
  4.40%, 09/01/01                                             $1,750     $ 1,754
San Francisco, California Port Commission Revenue
  Refunding Bonds (A BBB-)
  5.00%, 07/01/00                                              1,500       1,515
San Joaquin, California Area Flood Control Agency
  Special Assessment Bonds/(FSA Insurance)
  (Aaa AAA)
  5.10%, 09/02/03                                              1,700       1,738
San Ramon Valley, California Unified School
  District Certificates of Participation (Measure
  A Capital Project) Series A/(Escrowed to
  Maturity with Government Securities) (A -)
  4.90%, 10/01/99                                              1,100       1,115
Santa Monica, California Wastewater Enterprise
  Revenue Bonds (Hyperion Project) Series A
  (Pre-Refunded) (A1 A+)
  6.25%, 01/01/02                                              1,250       1,370
Southern California Public Power Authority Revenue
  Bonds (San Juan Power Project Unit 3) Series A/
  (MBIA Insurance) (Aaa AAA)
  5.00%, 01/01/04                                              1,600       1,632
Stockton, California Health Facilities Revenue
  Bonds (St. Joseph Medical Center) Series A/
  (MBIA Insurance) (Aaa AAA)
  4.60%, 06/01/00                                                200         202
                                                                         --------
TOTAL MUNICIPAL BONDS
  (Cost $48,776)                                                         49,430
                                                                         --------
VARIABLE RATE OBLIGATIONS--4.9%(b)
California Pollution Control Financing Authority
  Revenue Bonds (Southern California Edison)
  Series 1986A (VMIG1 A-1+)
  3.45%, 03/01/97                                                300         300
California Pollution Control Financing Authority
  Revenue Bonds (Southern California Edison)
  Series 1986D (P-1 A-1+)
  3.45%, 03/01/97                                                200         200
California Statewide Community Development
  Authority Certificates of Participation
  (California Retired Officers)/(Dresdner Bank AG
  LOC) (VMIG1 -)
  3.35%, 03/01/97                                                300         300
Irvine Ranch Water District Capital Improvement
  Revenue Bonds Series 1986/(Toronto-Dominion Bank
  LOC) (VMIG1 -)
  3.25%, 03/01/97                                                100         100

SCHWAB CALIFORNIA SHORT/INTERMEDIATE TAX-FREE BOND FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
February 28, 1997 (Unaudited)

                                                               Par        Value
                                                              ------     -------
Irvine Ranch Water District Consolidated Revenue
  Refunding Bonds Series 1985A/(Landesbank
  Hessen-Thuringen Girozentrale LOC) (- A-1+)
  3.35%, 03/01/97                                               $ 50      $   50
Irvine Ranch Water District Consolidated Revenue
  Refunding Bonds (District Nos. 140, 240, 105,
  250) Series 1985B/(Bank of America LOC)
  (VMIG1 A-1+)
  3.35%, 03/01/97                                                400         400
Irvine Ranch Water District Consolidated Revenue
  Refunding Bonds Series 1985B-2/(Landesbank
  Hessen-Thuringen Girozentrale LOC) (- A-1+)
  3.35%, 03/01/97                                                300         300
Irvine, California Improvement Bond Act 1915
  Revenue Bonds (Assessment District No.
  89-10)/(National Westminster Bank LOC)
  (VMIG1 A-1+)
  3.35%, 03/01/97                                                100         100
Orange County, California Sanitation District
  Certificates of Participation (Districts No.
  1,2,3)/(AMBAC Insurance & Societe Generale LOC)
  (VMIG1 A-1+)
  3.35%, 03/01/97                                                600         600
Orange County, California Sanitation District
  Certificates of Participation Series
  1990-92A/(National Westminster
  Bank LOC) (VMIG1 A-1+)
  3.35%, 03/01/97                                                100         100
Orange County, California Water District
  Improvement Bond Act 1915 Revenue Bonds (Irvine
  Coast Assessment District) Number
  88-1/(Kredietbank & Societe Generale LOC)
  (VMIG1 A-1+)
  3.40%, 03/01/97                                                100         100
                                                                         -------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $2,550)                                                            2,550
                                                                         -------
SHORT-TERM INVESTMENTS--0.0%(c)
Provident Institutional Funds--California Money
  Fund Portfolio
  2.86%, 03/07/97                                                 6           6
                                                                         -------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $6)                                                                    6
                                                                         -------
TOTAL INVESTMENTS--100.0%
  (Cost $51,332)                                                         $51,986
                                                                         =======

See accompanying Notes to Schedules of Investments.

SCHWAB CALIFORNIA LONG-TERM TAX-FREE BOND FUND
------------------------------------------------------------------------------

                                                              Par        Value
                                                             ------     --------
MUNICIPAL BONDS--96.7%(a)
Alameda County, California Public Facilities
  Corp. Certificates of Participation (Capital
  Projects) (A A)
  6.25%, 06/01/06                                            $1,000       $1,060
Alta Loma, California Elementary School District
  General Obligation Bonds Series 2/
  (AMBAC Insurance) (Aaa AAA)
  5.88%, 06/01/08                                               840          886
  5.88%, 06/01/09                                               860          901
Anaheim, California Public Finance Authority
  Lease Revenue Bonds/(FSA LOC) (Aaa AAA)
  5.00%, 09/01/27                                             1,000          905
Antioch Area, California Public Facilities
  Financing Agency Special Tax Community
  Facilities Revenue Bonds Series 89-1/(FGIC
  Insurance) (Aaa AAA)
  5.25%, 08/01/07                                             1,985        2,022
Bakersfield, California Hospital Revenue Bonds
  (Bakersfield Memorial Hospital) Series 1992A
  (A A-)
  6.50%, 01/01/22                                             1,000        1,025
California Educational Facilities Authority
  Revenue Bonds (Loyola Marymount University)
  Series 1992B (A1 -)
  6.60%, 10/01/22                                             1,450        1,553
California Educational Facilities Authority
  Revenue Bonds (Mills College) Series 1992 (A -)
  6.88%, 09/01/22                                               500          533
California Educational Facilities Authority
  Revenue Bonds (St. Mary's College)
  Series 1993 (A -)
  5.00%, 10/01/12                                             3,000        2,801
California Educational Facilities Authority
  Revenue Refunding Bonds (Stanford University)
  Series M (Aaa AAA)
  5.25%, 12/01/26                                             2,320        2,216
California Health Facilities Financing Authority
  Revenue Bonds (Assoc. of Retarded Citizens)
  Series 1991/(California Mortgage Insurance)
  (- A+)
  7.00%, 05/01/21                                               455          485
California Health Facilities Financing Authority
  Revenue Bonds (Children's Hospital)/(MBIA
  Insurance) (Aaa AAA)
  5.38%, 07/01/16                                             5,180        5,038
California Health Facilities Financing Authority
  Revenue Bonds (Marshall Hospital) Series 1992A/
  (California Mortgage Insurance) (- A+)
  6.63%, 11/01/22                                             4,000        4,205
California Housing Finance Agency Home Mortgage
  Revenue Bonds Series 1994G (Aa2 AA-)
  7.20%, 08/01/14                                             3,000        3,187

SCHWAB CALIFORNIA LONG-TERM TAX-FREE BOND FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
February 28, 1997 (Unaudited)

                                                              Par        Value
                                                             ------     --------
California Housing Finance Agency Home Mortgage
  Revenue Bonds Series 1995L/(MBIA Insurance)
  (Aaa AAA)
  5.90%, 08/01/17                                            $1,000       $1,006
California Housing Finance Agency Multi Unit
  Rental Housing Revenue Bonds II Series 1992B
  (A1 A+)
  6.70%, 08/01/15                                             1,000        1,049
California State Department of Water Resources
  Revenue Bonds (Central Valley Project)
  Series O (Aa AA)
  5.00%, 12/01/22                                             2,200        2,005
California State Public Works Board Lease Revenue
  Refunding Bonds (Various California State
  University Projects)/(AMBAC Insurance)
  (Aaa AAA)
  5.38%, 10/01/17                                               200          194
California State Public Works Board Lease Revenue
  Refunding Bonds (Various California State
  University Projects) Series 1992A (A1 A)
  5.50%, 06/01/10                                             3,000        3,064
California State Public Works Board Lease Revenue
  Refunding Bonds (Various California State
  University Projects) Series 1992A
  (Pre-Refunded) (Aaa A)
  6.70%, 10/01/02                                             1,250        1,414
California Statewide Community Development
  Authority Hospital Revenue Bonds Certificates
  of Participation (Cedars-Sinai Medical Center)
  Series 1992 (A1 -)
  6.50%, 08/01/15                                             1,250        1,303
California Statewide Community Development
  Authority Hospital Revenue Bonds Certificates
  of Participation (St. Joseph Health Systems)
  (Aa3 AA)
  6.50%, 07/01/15                                             2,000        2,135
Chico, California Unified School District General
  Obligation Bonds Series C/(MBIA Insurance) (Aaa
  AAA)
  6.75%, 06/01/17                                               500          545
Colton, California Public Financing Authority
  Revenue Bonds/(FSA LOC) (Aaa AAA)
  5.45%, 09/01/19                                             3,020        2,967
Contra Costa County, California Certificates of
  Participation (Merrithew Memorial Hospital
  Project)/(MBIA Insurance) (Aaa AAA)
  5.38%, 11/01/17                                             2,180        2,098
Encino, California Financing Joint Powers
  Authority Wastewater Revenue Bonds/(AMBAC
  Insurance) (Aaa AAA)(d)
  5.13%, 08/14/14                                             3,160        3,026
Fresno, California Health Facility Revenue Bonds
  (Holy Cross Health System--St. Agnes Medical
  Center) Series 1991 (Aa AA)
  6.50%, 06/01/11                                               550          578

------------------------------------------------------------------------------

                                                              Par        Value
                                                             ------     --------
Los Angeles County, California Public Works
  Financing Authority Lease Revenue Multiple
  Certificates of Participation (Facilities
  Project V) Series 1996A/
  (AMBAC Insurance) (Aaa AAA)
  5.13%, 06/01/17                                            $2,000       $1,883
Los Angeles County, California Public Works
  Financing Authority Lease Revenue Multiple
  Certificates of Participation (Facilities
  Project) Series 1997A/
  (MBIA Insurance) (Aaa AAA)
  5.25%, 09/01/15                                             1,070        1,033
Los Angeles County, California Public Works
  Financing Authority Lease Revenue Refunding
  Bonds Series 1996A/(MBIA Insurance) (Aaa AAA)
  5.25%, 09/01/13                                             2,000        1,955
Los Angeles County, California Transportation
  Commission Sales Tax Revenue Refunding Bonds
  Series 1991B (A1 A+)
  6.50%, 07/01/13                                               555          580
Los Angeles, California Department of Airports
  Revenue Refunding Bonds Series 1995A/
  (FGIC Insurance) (Aaa AAA)
  5.50%, 05/15/10                                               560          568
Los Angeles, California Department of Water &
  Power Electric Plant Revenue Bonds (Aa A+)
  6.00%, 01/15/11                                               865          900
Los Angeles, California Harbor Department Revenue
  Bonds Series 1995A (Aa AA)
  6.50%, 08/01/02                                             3,000        3,349
Monterey Bay, California Unified Air Pollution
  Control Certificates of Participation
  (Administration Building Project)/(AMBAC
  Insurance) (Aaa AAA)
  5.70%, 12/01/15                                               875          885
Northern California Power Agency Multiple Capital
  Facilities Revenue Bonds Series 1992A/(MBIA
  Insurance) (Aaa AAA)
  6.50%, 08/01/12                                             3,300        3,564
Oceanside, California Building Authority
  Certificates of Participation Refunding Bonds
  Series 1993A (A BBB+)
  6.38%, 04/01/12                                             1,250        1,283
Orange County, California Water District
  Certificates of Participation (1989 Project)
  (Aa AA)
  6.50%, 08/15/11                                             1,150        1,199
Petaluma, California Consolidated Public
  Facilities Lease Certificates of Participation
  Series 1993A/(AMBAC Insurance) (Aaa AAA)
  5.50%, 08/01/08                                               750          773

SCHWAB CALIFORNIA LONG-TERM TAX-FREE BOND FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
February 28, 1997 (Unaudited)

                                                              Par        Value
                                                             ------     --------
Sacramento, California Regional Transit District
  Certificates of Participation Series 1992A (A1 -)
  6.38%, 03/01/05                                            $  250       $  266
Sacramento, California Regional Transit District
  Refunding Certificates of Participation (Light
  Rail Transportation Project) (A A+)
  6.75%, 07/01/07                                             2,000        2,175
San Bernadino County, California Transportation
  Authority Tax Revenue Series A/(MBIA
  Insurance) (Aaa AAA)
  6.25%, 03/01/10                                             4,000        4,455
San Bernardino County, California Certificates of
  Participation (West Valley Detention Center)/
  (MBIA Insurance) (Aaa AAA)
  6.50%, 11/01/12                                               420          455
San Diego County, California Regional
  Communication System Certificates of
  Participation Series 1996/(AMBAC Insurance)
  (Aaa AAA)
  5.50%, 08/15/18                                             2,700        2,683
San Diego, California Public Facilities Financing
  Authority Sewer Revenue Bonds/(FGIC Insurance)
  (Aaa AAA)
  5.00%, 05/15/25                                             4,045        3,671
San Diego, California Public Facilities Financing
  Authority Sewer Revenue Bonds/(FGIC Insurance)
  (Aaa AAA)(d)
  5.25%, 05/15/22                                             7,500        7,130
San Francisco, California Bay Area Rapid Transit
  District Sales Tax Revenue Bonds Series 1995/
  (FGIC Insurance) (Aaa AAA)
  5.50%, 07/01/15                                             1,500        1,498
  5.50%, 07/01/20                                             2,000        1,973
San Francisco, California City & County Airports
  Revenue Bonds 2nd Series, Issue 11/(FGIC
  Insurance) (Aaa AAA)
  6.20%, 05/01/19                                             2,000        2,083
San Francisco, California Downtown Parking Corp.
  Revenue Bonds (A -)
  6.65%, 04/01/18                                               500          529
San Francisco, California Port Commission Revenue
  Refunding Bonds Series 1994 (A BBB+)
  5.90%, 07/01/09                                             2,500        2,544
San Jose--Santa Clara, California Water Financing
  Authority Sewer Revenue Bonds Series A/
  (FGIC Insurance) (Aaa AAA)
  5.38%, 11/15/20                                             1,500        1,446
Santa Clara County, California Financing
  Authority Lease Revenue Bonds (VMC Facility
  Replacement Project) Series 1994A/(AMBAC
  Insurance) (Aaa AAA)
  7.75%, 11/15/10                                             1,460        1,829
  6.88%, 11/15/14                                             2,000        2,230

------------------------------------------------------------------------------

                                                              Par        Value
                                                             ------     --------
Santa Clara, California Redevelopment Agency Tax
  Allocation Revenue Refunding Bonds (Bayshore
  North Project)/(AMBAC Insurance) (Aaa AAA)
  7.00%, 07/01/10                                            $1,500     $  1,764
Southern California Public Power Authority
  Revenue Bonds (San Juan Power Project Unit 3)
  Series 1993A/(MBIA Insurance) (Aaa AAA)
  5.38%, 01/01/08                                             1,000        1,021
  5.00%, 01/01/20                                             2,000        1,818
Temecula, California Community Services District
  Certificates of Participation (Community
  Recreation Center Project) Series 1992 (- A)
  7.13%, 10/01/12                                             1,000        1,090
Tri City, California Hospital District Revenue
  Bonds Series 1996A/(MBIA Insurance) (Aaa AAA)
  5.63%, 02/15/17                                             1,000        1,001
University of California Revenue Refunding Bonds
  (Multi Purpose Projects) Series C/
  (AMBAC Insurance) (Aaa AAA)
  5.13%, 09/01/18                                             3,500        3,246
Vallejo, California Revenue Refunding Bonds Water
  Import Series A/(FSA Insurance) (Aaa AAA)
  5.70%, 05/01/16                                             2,000        2,030
Westminster, California Public Financing
  Authority Certificates of Participation (1994
  Civic Center & Street Improvement Project)
  (- A-)
  7.00%, 06/01/19                                             3,325        3,579
                                                                        --------
TOTAL MUNICIPAL BONDS
  (Cost $112,226)                                                        116,689
                                                                        --------
VARIABLE RATE OBLIGATIONS--3.3%(b)
California Pollution Control Financing Authority
  Revenue Bonds (Burney Forest Products Project)
  Series 1988A/(Fleet Bank N.A. LOC) (- AA3)
  3.35%, 03/01/97                                               400          400
California Pollution Control Financing Authority
  Revenue Bonds (Southern California Edison)
  Series 1986B (VMIG1 A-1+)
  3.45%, 03/01/97                                               100          100
Irvine Ranch Water District Capital Improvement
  Revenue Bonds Series 1986/(Toronto-Dominion
  Bank LOC) (VMIG1 -)
  3.25%, 03/01/97                                               500          500

SCHWAB CALIFORNIA LONG-TERM TAX-FREE BOND FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (in thousands)
February 28, 1997 (Unaudited)

                                                              Par        Value
                                                             ------     --------
Irvine Ranch Water District Consolidated Revenue
  Refunding Bonds (Districts 105, 140, 240 & 250)
  Series 1995/(Commerzbank AG LOC) (VMIG1 A-1+)
  3.35%, 03/01/97                                            $1,345     $  1,345
Irvine Ranch Water District Consolidated Revenue
  Refunding Bonds Series 1985B-2/(Landesbank
  Hessen-Thuringen Girozentrale LOC) (- A-1+)
  3.25%, 03/01/97                                               200          200
Irvine Ranch Water District Consolidated Revenue
  Refunding Bonds Series 1991/(National
  Westminster Bank LOC) (VMIG1 A-1)
  3.35%, 03/01/97                                               100          100
Irvine Ranch Water District Sewer Bonds Series
  1988A/(Landesbank Hessen-Thuringen
  Girozentrale LOC) (- A-1+)
  3.25%, 03/01/97                                               300          300
Irvine, California Improvement Bond Act 1915
  Revenue Bonds (Assessment District No. 95-12)
  Series 1996A/(Kredietbank LOC) (VMIG1 A-1+)
  3.35%, 03/01/97                                               500          500
Orange County, California Sanitation District
  Certificates of Participation (Districts No.
  1,2,3)/(AMBAC Insurance & Societe Generale
  LOC) (VMIG1 A-1+)
  3.35%, 03/01/97                                               500          500
                                                                        --------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $3,945)                                                            3,945
                                                                        --------
SHORT-TERM INVESTMENTS--0.0%(c)
Provident Institutional Funds--California Money
  Fund Portfolio
  2.86%, 03/07/97                                                14           14
                                                                        --------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $14)                                                                  14
                                                                        --------
TOTAL INVESTMENTS--100%
  (Cost $116,185)                                                       $120,648
                                                                        ========

------------------------------------------------------------------------------
NOTES TO SCHEDULES OF INVESTMENTS

Parenthetical disclosures which follow each security represent independent bond ratings, where available, as provided by Moody Investor Services, Inc. and Standard & Poor's Ratings Group which were in effect on the report date.

(a) Interest rates represent coupon rate of security.

(b) Variable rate securities. Interest rates vary periodically based on current market rates. Rates shown are the effective rates on the report date. Dates shown represent the latter of the demand date or next interest rate change date, which is considered the maturity date for financial reporting purposes. For variable rate securities without demand features, the next interest reset date is shown.

(c) Interest rates represent the yield on the report date.

(d) Security traded on a delayed-delivery basis. Payment and delivery is scheduled for a future time, generally within two weeks of entering into the transaction. The transaction is subject to market fluctuation and to the risk that the value may be more or less than the purchase price when the transaction was initiated. The Fund has set aside sufficient investment securities as collateral for securities purchased on a delayed-delivery basis.

Abbreviations
-------------
AMBAC      AMBAC Indemnity Corporation
FGIC       Financial Guaranty Insurance Company
FSA        Financial Security Assurance
LOC        Letter of Credit
MBIA       Municipal Bond Investors Assurance
VMIG       Variable Moody's Investment Grade

See accompanying Notes to Financial Statements.

------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES (in thousands)
February 28, 1997 (Unaudited)





                                                     Schwab          Schwab
                                                   California       California
                                               Short/Intermediate   Long-Term
                                                    Tax-Free        Tax-Free
                                                   Bond Fund        Bond Fund
                                               ------------------   ----------
ASSETS
Investments, at value
  (Cost: $51,332 and $116,185, respectively)         $51,986        $120,648
Interest receivable                                      595           1,489
Receivable for investments sold                           --           1,735
Receivable for Fund shares sold                          132             104
Deferred organization costs                                1               3
Prepaid expenses                                           4               3
                                                     -------        --------
    Total assets                                      52,718         123,982
                                                     -------        --------
LIABILITIES
Payable for:
  Dividends                                               19              48
  Fund shares redeemed                                    47              65
  Investments purchased                                   --          10,269
  Investment advisory and administration fee               4               9
  Other                                                   31              33
                                                     -------        --------
    Total liabilities                                    101          10,424
                                                     -------        --------
Net assets applicable to outstanding shares          $52,617        $113,558
                                                     =======        ========
NET ASSETS CONSIST OF:
  Paid-in-capital                                    $52,819        $111,259
  Overdistributed net investment income                  (12)            (27)
  Accumulated net realized loss on
    investments sold                                    (844)         (2,137)
  Net unrealized gain on investments                     654           4,463
                                                     -------        --------
                                                     $52,617        $113,558
                                                     =======        ========
PRICING OF SHARES
  Outstanding shares, $0.00001 par value
    (unlimited shares authorized)                      5,196          10,412
  Net asset value, offering and redemption
    price per share                                   $10.13          $10.91

See accompanying Notes to Financial Statements.

------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS (in thousands)
Six months ended February 28, 1997 (Unaudited)





                                                     Schwab          Schwab
                                                   California       California
                                               Short/Intermediate   Long-Term
                                                    Tax-Free        Tax-Free
                                                   Bond Fund        Bond Fund
                                               ------------------   ----------
Interest income                                      $1,131           $3,017
                                                     ------           ------
Expenses:
  Investment advisory and administration fee             98              217
  Transfer agency and shareholder service
    fees                                                 60              132
  Custodian fees                                         17               35
  Professional fees                                      15               17
  Shareholder reports                                     7               13
  Trustees' fees                                          1                2
  Registration fees                                       1                1
  Amortization of deferred organization costs             1                1
  Insurance and other expenses                            4                6
                                                     ------           ------
                                                        204              424
Less expenses reduced (see Note 4)                      (87)            (165)
                                                     ------           ------
  Total expenses incurred by Fund                       117              259
                                                     ------           ------
Net investment income                                 1,014            2,758
                                                     ------           ------
Net realized gain on investments sold                     4              148
Increase in net unrealized gain on
  investments                                           430            2,530
                                                     ------           ------
  Net gain on investments                               434            2,678
                                                     ------           ------
Increase in net assets resulting from
  operations                                         $1,448           $5,436
                                                     ======           ======

See accompanying Notes to Financial Statements.

------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (in thousands)

                                                  Schwab California            Schwab California
                                                 Short/Intermediate                Long-Term
                                                 Tax-Free Bond Fund           Tax-Free Bond Fund
                                              -------------------------    -------------------------

                                              Six months                   Six months
                                                 ended          Year          ended          Year
                                              February 28,     ended       February 28,     ended
                                                 1997        August 31,       1997        August 31,
                                              (Unaudited)       1996       (Unaudited)       1996
                                              ------------   ----------    ------------   ----------
Operations:
 Net investment income                          $ 1,014        $ 1,820       $  2,758      $  5,205
 Net realized gain (loss) on
   investments sold                                   4            (12)           148           442
 Increase (decrease) in net unrealized gain
   on investments                                   430           (102)         2,530           359
                                               --------       --------        -------      --------
 Increase in net assets resulting from
   operations                                     1,448          1,706          5,436         6,006
                                               --------       --------        -------      --------
Dividends to shareholders from net
 investment income                               (1,037)        (1,820)        (2,821)       (5,205)
                                               --------       --------        -------      --------
Capital share transactions:
 Proceeds from shares sold                       12,531         19,657         18,258        31,008
 Net asset value of shares issued in
   reinvestment of dividends                        815          1,443          1,796         3,436
 Less payments for shares redeemed               (6,928)       (15,837)       (10,727)      (23,674)
                                               --------       --------        -------      --------
 Increase in net assets from capital share
   transactions                                   6,418          5,263          9,327        10,770
                                               --------       --------        -------      --------
Total increase in net assets                      6,829          5,149         11,942        11,571
Net assets:
 Beginning of period                             45,788         40,639        101,616        90,045
                                               --------       --------        -------      --------
 End of period (including
   (over)undistributed net investment income
   of ($12), $11, ($27) and $36,
   respectively)                                $52,617        $45,788       $113,558      $101,616
                                               ========       ========       ========      ========
Number of Fund shares:
 Sold                                             1,240          1,951          1,678         2,893
 Reinvested                                          80            143            166           321
 Redeemed                                          (686)        (1,572)          (990)       (2,210)
                                               --------       --------        -------      --------
 Net increase in shares outstanding                 634            522            854         1,004
Shares outstanding:
 Beginning of period                              4,562          4,040          9,558         8,554
                                               --------       --------        -------      --------
 End of period                                    5,196          4,562         10,412         9,558
                                               ========       ========        =======      ========

See accompanying Notes to Financial Statements.

------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
Six months ended February 28, 1997 (Unaudited)



1. DESCRIPTION OF THE FUNDS

The Schwab California Short/Intermediate Tax-Free Bond Fund and Schwab California Long-Term Tax-Free Bond Fund (the "Funds") are series of Schwab Investments (the "Trust"), a no-load, open-end management investment company organized as a Massachusetts business trust on October 26, 1990 and registered under the Investment Company Act of 1940, as amended.

In addition to the Funds, the Trust also offers -- the Schwab 1000 Fund(R), Schwab Short/Intermediate Government Bond Fund, Schwab Long-Term Government Bond Fund, Schwab Short/Intermediate Tax-Free Bond Fund and Schwab Long-Term Tax-Free Bond Fund. The assets of each series are segregated and accounted for separately.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security valuation -- Bonds and notes are generally valued at prices obtained from an independent bond-pricing service. These securities are valued at the mean between the most recent bid and asked prices, or if such prices are not available, at prices for securities of comparable maturity, quality and type. Short-term securities within 60 days or less of maturity are stated at amortized cost, which approximates market value.

Security transactions and interest income -- Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Realized gains and losses from security transactions are determined on an identified cost basis. Interest income is accrued on a daily basis and includes amortization of premium on investments. For callable bonds purchased at a premium, the excess of the purchase price over the call value is amortized against interest income through the call date. If the call provision is not exercised, any remaining premium is amortized through the final maturity date.

------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
-----------------------------------------



Dividends to shareholders -- Each Fund declares a daily dividend, from its net investment income for that day, payable monthly. Distributions of net capital gains, if any, are recorded on ex-dividend date, payable annually on a calendar year basis.

Deferred organization costs -- Costs incurred in connection with the organization of the Funds and their initial registration with the Securities and Exchange Commission are amortized on a straight-line basis over a five-year period from each Fund's commencement of operations.

Expenses -- Expenses arising in connection with a Fund are charged directly to that Fund. Expenses common to all series of the Trust are generally allocated to each series in proportion to their relative net assets.

Federal income taxes -- It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. Each Fund is considered a separate entity for tax purposes.

At February 28, 1997, (for financial reporting and federal income tax purposes), net unrealized gain for the Schwab California Short/Intermediate Tax-Free Bond Fund aggregated $654,000, of which $666,000 related to appreciated securities and $12,000 related to depreciated securities, and net unrealized gain for the Schwab California Long-Term Tax-Free Bond Fund aggregated $4,463,000, of which $4,589,000 related to appreciated securities and $126,000 related to depreciated securities.

3. TRANSACTIONS WITH AFFILIATES

Investment advisory and administration agreement -- The Trust has an investment advisory and administration agreement with Charles Schwab Investment Management, Inc. (the "Investment Manager"). For advisory services and facilities furnished, the Funds each pay an annual fee, payable monthly, of 0.41% of each Fund's average daily net assets. The Investment Manager has reduced a portion of its fee for the six months ended February 28, 1997 (see Note 4).

Transfer agency and shareholder service agreements -- The Trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc.

------------------------------------------------------------------------------

("Schwab"). For services provided under these agreements, Schwab receives an annual fee, payable monthly, of 0.05% of each Fund's average daily net assets for transfer agency services and 0.20% of such assets for shareholder services. Schwab has reduced a portion of its fees for the six months ended February 28, 1997 (see Note 4).

Officers and trustees -- Certain officers and trustees of the Trust are also officers and/or directors of the Investment Manager and/or Schwab. During the six months ended February 28, 1997, the Trust made no direct payments to its officers or trustees who are "interested persons" within the meaning of the Investment Company Act of 1940, as amended. The Funds incurred fees aggregating $3,000 related to the Trust's unaffiliated trustees.

4. EXPENSES REDUCED BY THE INVESTMENT MANAGER AND SCHWAB

The Investment Manager and Schwab reduced a portion of their fees in order to limit each Fund's ratio of operating expenses to average net assets. for the six months ended February 28, 1997, the total of such fees reduced by the Investment Manager and Schwab was $27,000 and $60,000 for the Schwab California Short/Intermediate Tax-Free Bond Fund, respectively, and $53,000 and $112,000 for the Schwab California Long-Term Tax-Free Bond Fund, respectively (see Note
6).

5. INVESTMENT TRANSACTIONS

Purchases, sales and maturities of investment securities, other than short-term obligations, during the six months ended February 28, 1997, were as follows (in thousands):

                                  Schwab California    Schwab California
                                  Short/Intermediate       Long-Term
                                  Tax-Free Bond Fund   Tax-Free Bond Fund
                                  ------------------   ------------------
Purchases                               $7,148              $34,004
Proceeds of sales and maturities        $2,508              $16,010

------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
-----------------------------------------



6. FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

                                                    Schwab California Short/Intermediate
                                                             Tax-Free Bond Fund
                                          ---------------------------------------------------------
                                           Six months
                                             ended                                        Period
                                          February 28,                                    ended
                                              1997          Year ended August 31,       August 31,
                                          (Unaudited)     1996      1995      1994        1993++
                                          ------------   -------   -------   -------   ------------
Net asset value at beginning of period       $ 10.04     $ 10.06   $  9.89   $ 10.13      $ 10.00
Income from investment operations
---------------------------------
 Net investment income                          0.22        0.43      0.42      0.37         0.13
 Net realized and unrealized
   gain (loss) on investments                   0.09       (0.02)     0.17     (0.24)        0.13
                                             -------     -------   -------   -------      -------
 Total from investment operations               0.31        0.41      0.59      0.13         0.26
Less distributions
------------------
 Dividends from net investment income          (0.22)      (0.43)    (0.42)    (0.37)       (0.13)
 Distributions from realized
   gain on investments                            --          --        --        --           --
                                             -------     -------   -------   -------      -------
 Total distributions                           (0.22)      (0.43)    (0.42)    (0.37)       (0.13)
                                             -------     -------   -------   -------      -------
Net asset value at end of period             $ 10.13     $ 10.04   $ 10.06   $  9.89      $ 10.13
                                             =======     =======   =======   =======      =======
Total return (not annualized)                  3.08%       4.11%     6.17%     1.29%        2.57%
------------
Ratios/Supplemental data
------------------------
 Net assets, end of period (000s)            $52,617     $45,788   $40,639   $48,649      $44,545
 Ratio of expenses to average net
   assets+                                     0.49%*      0.49%     0.50%     0.48%        0.45%*
 Ratio of net investment income to
   average net assets+                         4.23%*      4.23%     4.29%     3.69%        3.49%*
 Portfolio turnover rate                          5%         20%       62%       35%           0%

---------------

+ The information contained in the above table is based on actual expenses for the periods, after giving effect to the portion of expenses reduced and absorbed by the Investment Manager and Schwab. Had these expenses not been reduced and absorbed, the Fund's expense and net investment income ratios would have been:

   Ratio of expenses to average
     net assets                           0.85%*      0.87%     0.84%     0.86%        1.25%*
   Ratio of net investment income
     to average net assets                3.87%*      3.85%     3.95%     3.31%        2.69%*

++ For the period April 21, 1993 (commencement of operations) to August 31,
   1993.

*  Annualized

------------------------------------------------------------------------------

                                            Schwab California Long-Term Tax-Free Bond Fund
                                 --------------------------------------------------------------------
                                  Six months                                   Eight
                                    ended                                      months       Period
                                 February 28,                                  ended        ended
                                     1997         Year ended August 31,      August 31,  December 31,
                                 (Unaudited)     1996     1995      1994        1993        1992++
                                 ------------  --------  -------  --------   ----------  ------------
Net asset value at
 beginning of period               $  10.63    $  10.53  $ 10.40  $  11.26    $  10.58      $ 10.00
Income from investment
----------------------
 operations
 ----------
 Net investment income                 0.28        0.57     0.56      0.56        0.38         0.51
 Net realized and unrealized
   gain (loss) on investments          0.29        0.10     0.13     (0.74)       0.68         0.58
                                   --------    --------  -------  --------    --------      -------
 Total from investment
   operations                          0.57        0.67     0.69     (0.18)       1.06         1.09
Less distributions
------------------
 Dividends from
   net investment income              (0.29)      (0.57)   (0.56)    (0.56)      (0.38)       (0.51)
 Distributions from realized
   gain on investments                   --          --       --     (0.12)         --           --
                                   --------    --------  -------  --------    --------      -------
 Total distributions                  (0.29)      (0.57)   (0.56)    (0.68)      (0.38)       (0.51)
                                   --------    --------  -------  --------    --------      -------
Net asset value at end of period   $  10.91    $  10.63  $ 10.53  $  10.40    $  11.26      $ 10.58
                                   ========    ========  =======  ========    ========      =======
Total return (not annualized)         5.37%       6.43%    6.98%     (1.70)%    10.13%       11.10%
------------
Ratios/Supplemental data
------------------------
 Net assets, end of period
   (000s)                          $113,558    $101,616  $90,045  $106,432    $138,067      $72,969
 Ratio of expenses to average
   net assets+                        0.49%*      0.49%    0.58%     0.60%       0.60%*       0.45%*
 Ratio of net investment income
   to average net assets+             5.21%*      5.30%    5.54%     5.12%       5.18%*       5.72%*
 Portfolio turnover rate                15%         36%      46%       48%         47%         124%

---------------
 + The information contained in the above table is based on actual expenses for the periods, after giving effect to the portion of expenses reduced and absorbed by the Investment Manager and Schwab. Had these expenses not been reduced and absorbed, the Fund's expense and net investment income ratios would have been:

   Ratio of expenses to average
     net assets                         0.80%*      0.82%    0.81%     0.80%      0.87%*       1.05%*
   Ratio of net investment income
     to average net assets              4.90%*      4.97%    5.31%     4.92%      4.91%*       5.12%*

++ For the period February 24, 1992 (commencement of operations) to December
   31, 1992.

*  Annualized

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

                              SCHWABFUNDS FAMILY(R)

The SchwabFunds Family includes a variety of funds to help meet your investment needs. You can diversify your portfolio in a single step with our asset allocation funds. Or you can customize your portfolio with a combination of our stock funds as well as our taxable and tax-advantaged bond and money funds.

                          SCHWAB ASSET ALLOCATION FUNDS
                  Schwab Asset Director(R) -- High Growth Fund
                  Schwab Asset Director -- Balanced Growth Fund
                Schwab Asset Director -- Conservative Growth Fund Schwab OneSource Portfolios -- Growth Allocation
               Schwab OneSource Portfolios -- Balanced Allocation

                               SCHWAB STOCK FUNDS
                               Schwab 1000 Fund(R)
                               Schwab S&P 500 Fund
                            Schwab Analytics Fund(TM)
                         Schwab Small-Cap Index Fund(R)
                       Schwab International Index Fund(R)
                  Schwab OneSource Portfolios -- International

                                SCHWAB BOND FUNDS

        Schwab Government Bond Funds -- Long-Term and Short/Intermediate
         Schwab Tax-Free Bond Funds -- Long-Term and Short/Intermediate Schwab California Tax-Free Bond Funds -- Long-Term and Short/Intermediate

                            SCHWAB MONEY MARKET FUNDS

Schwab offers an array of money market funds* that seek high current income with safety and liquidity. Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

Please call 1-800-2 NO-LOAD for a free prospectus and brochure for any of the SchwabFunds(R).

Each prospectus provides more complete information, including charges and expenses. Please read it carefully before investing.

This report must be preceded or accompanied by a current prospectus.


*Investments in money market funds are neither insured nor guaranteed by the U.S. government, and there is no assurance that the funds will be able to maintain a stable share price of $1.

[SCHWABFUNDS FAMILY(R) LOGO]                                         BULK RATE
                                                                   U.S. POSTAGE
                                                                       PAID
                                                                  CHARLES SCHWAB
101 Montgomery Street
San Francisco, California 94104

INVESTMENT ADVISOR
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR
Charles Schwab & Co., Inc.
101 Montgomery Street, San Francisco, CA 94104

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C)1997 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC/NYSE.

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